Deposits - Schedule of Major Classifications of Deposits (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Noninterest-bearing demand	$ 67,171,224	$ 67,777,110
Interest-bearing demand	80,001,030	75,432,476
Savings	49,939,128	1,228,519
Certificates of deposit of $250,000 or more	11,833,279	11,891,660
Other certificates of deposit	44,114,406	53,205,583
Deposits	$ 253,059,067	$ 209,535,348